UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-6489
Dreyfus Florida Intermediate Municipal Bond Fund

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	9/30/04

Dreyfus Florida Intermediate Municipal Bond Fund
Statement of Investments
September 30, 2004 (Unaudited)
	Principal
Long-Term Municipal Investments--99.0%	Amount ($)		Value ($)

Florida--91.4%

Boynton Beach, Utility Systems Revenue
5.375%, 11/1/2008 (Insured; FGIC)	1,000,000		1,086,020

Brevard County Health Facilities Authority, Revenue
(Holmes Regional Medical Center)
5.30%, 10/1/2007 (Insured; MBIA)	3,000,000		3,205,980

Brevard County Housing Finance Authority, MFHR
(Windover Oaks) 6.90%, 2/1/2027	2,000,000		2,120,420

Broward County School Board, COP:
5.375%, 7/1/2013 (Insured; FSA, Prerefunded 7/1/2011)	4,370,000	a	4,955,667
5.50%, 7/1/2014 (Insured; FSA, Prerefunded 7/1/2011)	4,715,000	a	5,420,647

Capital Projects Finance Authority, Student Housing
Revenue (Capital Projects Loan Program)
5.50%, 10/1/2016 (Insured; MBIA)	4,285,000		4,662,551

Charlotte County, Utility Revenue
5.40%, 10/1/2008 (Insured; FGIC)	1,210,000		1,311,991

Clay County Housing Finance Authority, Revenue
(Multi-County Program) 4.85%, 10/1/2011
(Collateralized: FNMA & GNMA)	1,110,000		1,169,751

Cocoa, Water and Sewer Revenue
5.50%, 10/1/2019 (Insured; AMBAC)	2,815,000		3,254,731

Dade County:
Special Obligation Revenue:
(Solid Waste System)
6%, 10/1/2006 (Insured; AMBAC)	2,565,000		2,767,815
Zero Coupon, 10/1/2010 (Insured; AMBAC)	6,825,000		5,499,380
Water and Sewer Systems Revenue
6.25%, 10/1/2011 (Insured; FGIC)	2,115,000		2,517,569

Escambia County Health Facilities Authority, Revenue
(Ascension Health Credit Group) 5.25%, 11/15/2013	2,000,000		2,215,740

Florida Board of Education:
Capital Outlay (Public Education):
5.50%, 6/1/2010	5,725,000		6,105,426
5.50%, 6/1/2018	5,000,000		5,578,050
Lottery Revenue:
5.25%, 7/1/2018 (Insured; FGIC)	9,330,000		10,269,438
5.25%, 7/1/2018 (Insured; FGIC)	2,500,000		2,750,250
5.25%, 7/1/2019 (Insured; FGIC)	3,675,000		4,037,171

Florida Department of Environmental Protection, Revenue:
5.75%, 7/1/2009 (Insured; FGIC)	5,100,000		5,792,886
(Florida Forever) 5.375%, 7/1/2017 (Insured; MBIA)	3,450,000		3,848,579

Florida Municipal Loan Council, Revenue
(North Miami Beach Water)
5.375%, 8/1/2018 (Insured; MBIA)	1,990,000	2,211,825

Florida Municipal Power Agency, Revenue
(Stanton II) 5.50%, 10/1/2015 (Insured; AMBAC)	3,635,000	4,094,028

Florida Ports Financing Commission, Revenue
(Transportation Trust Fund - Intermodal Program)
5.50%, 10/1/2016	1,745,000	1,898,438

Florida Turnpike Authority, Turnpike Revenue
(Department of Transportation) 5.25%, 7/1/2023	1,945,000	2,065,123

Florida Water Pollution Control Financing Corp.,
Water Pollution Control Revenue 5.25%, 1/15/2021	2,545,000	2,788,658

Halifax Hospital Medical Center, HR
5%, 10/1/2010 (Insured; MBIA)	1,750,000	1,901,778

Hialeah Gardens, IDR (Waterford Convalescent)
7.875%, 12/1/2007	510,000	513,437

Hillsborough County, Utility Revenue:
Zero Coupon, 8/1/2006 (Insured; MBIA)	5,000,000	4,819,550
5.50%, 8/1/2011 (Insured; AMBAC)	2,000,000	2,282,720
5.50%, 8/1/2014 (Insured; AMBAC)	3,205,000	3,710,941

Hillsborough County Industrial Development Authority
HR (Tampa General Hospital) 5.25%, 10/1/2015	3,000,000	3,178,710

Hillsborough County School Board, COP
5%, 7/1/2016 (Insured; MBIA)	2,625,000	2,836,234

Hillsborough County School District, Sales Tax Revenue
5.375%, 10/1/2014 (Insured; AMBAC)	1,500,000	1,687,410

Jacksonville:
Guaranteed Entitlement Revenue
(Refunding & Improvement)
5.375%, 10/1/2016 (Insured; FGIC)	3,080,000	3,437,927
Sales Tax Revenue:
5.50%, 10/1/2014 (Insured; AMBAC)	1,500,000	1,698,015
5.50%, 10/1/2015 (Insured; AMBAC)	1,500,000	1,695,825
(River City Renaissance)
5.125%, 10/1/2018 (Insured; FGIC)	2,500,000	2,623,050

Lake Worth 5.80%, 10/1/2005 (Insured; AMBAC)	1,000,000	1,040,600

Lakeland, Electric and Water Revenue 5.90%, 10/1/2007	2,385,000	2,647,040

Lee County, Transportation Facilities Revenue
5.50%, 10/1/2015 (Insured; AMBAC)	2,500,000	2,826,375

Martin County, Utility System Revenue:
5.50%, 10/1/2011 (Insured; FGIC)	1,000,000	1,143,610
5.50%, 10/1/2012 (Insured; FGIC)	1,065,000	1,226,188
5.50%, 10/1/2013 (Insured; FGIC)	1,485,000	1,718,249

Miami:
5.80%, 12/1/2005 (Insured; FGIC)	1,340,000		1,403,007
Homeland Defense/Neighborhood
5.50%, 1/1/2016 (Insured; MBIA)	3,000,000		3,333,510

Miami-Dade County, Public Service Tax Revenue
(Umsa Public Improvements)
5.50%, 4/1/2016 (Insured; AMBAC)	2,190,000		2,449,997

Miami-Dade County School Board, COP
5.25%, 8/1/2008 (Insured; AMBAC)	2,500,000		2,754,825

Northern Palm Beach County Improvement District
(Water Control & Improvement Unit Development)
5.75%, 8/1/2014	950,000		994,166

Orange County, Tourist Development Tax Revenue:
5.50%, 10/1/2011 (Insured; AMBAC)	3,030,000		3,386,177
5%, 10/1/2015 (Insured; AMBAC)	1,010,000		1,087,376

Orange County Health Facilities Authority, HR
(Orlando Regional Healthcare) 6.25%, 10/1/2011
(Insured; MBIA)	1,770,000		2,109,344

Orlando Utilities Commission, Water and Electric Revenue:
5.80%, 10/1/2006	6,030,000		6,490,873
5.80%, 10/1/2007	1,175,000		1,298,598

Palm Beach County:
Criminal Justice Facilities Revenue
5.375%, 6/1/2010 (Insured; FGIC)	1,825,000		2,057,980
(Land Acquisition Program) 5.375%, 6/1/2014	1,000,000		1,128,300
Public Improvement Revenue (Convention Center)
5.50%, 11/1/2013
(Insured; FGIC, Prerefunded 11/1/2011)	1,785,000	a	2,046,074

Palm Beach County School Board, COP:
6%, 8/1/2016 (Insured; FGIC, Prerefunded 8/1/2010)	4,000,000	a	4,682,040
5.50%, 8/1/2018 (Insured; FSA)	4,910,000		5,542,850

Palm Beach County Solid Waste Authority, Revenue
5.50%, 10/1/2006 (Insured; AMBAC)	3,000,000		3,206,670

Pinellas County Health Facilities Authority,
Health Systems Revenue (Baycare Health)
5%, 11/15/2012 (Insured; MBIA)	6,410,000		7,074,140

Plant City, Utility Systems Revenue
(Improvement) 6%, 10/1/2015 (Insured; MBIA)	2,200,000		2,625,810

Plantation, Revenue (Public Improvement Projects)
5.375%, 8/15/2011 (Insured; FSA)	5,370,000		6,090,761

Sunrise, Public Facilities Revenue
6.20%, 10/1/2004 (Insured; MBIA)	1,000,000		1,000,130

Tampa:
Cigarette Tax Allocation (H Lee Moffitt Cancer)
5%, 3/1/2008 (Insured; AMBAC)	2,000,000		2,177,180
Utility Tax and Special Revenue
5.25%, 10/1/2021 (Insured; AMBAC)	1,000,000		1,088,940

Tampa Bay, Water Utility Systems Revenue
5.125%, 10/1/2015
(Insured; FGIC, Prerefunded 10/1/2008)	3,205,000	a	3,566,204

Volusia County School Board, Sales Tax Revenue
5.375%, 10/1/2015 (Insured; FSA)	4,000,000		4,476,600

U.S. Related--7.6%

Children's Trust Fund of Puerto Rico, Tobacco Settlement
Revenue, Asset Backed Bonds:
5.75%, 7/1/2013 (Prerefunded 7/1/2010)	1,000,000	a	1,143,980
5.75%, 7/1/2014 (Prerefunded 7/1/2010)	3,000,000	a	3,431,940

Puerto Rico Commonwealth Highway and
Transportation Authority, Revenue:
Highway 5.50%, 7/1/2013 (Insured; MBIA)	2,500,000		2,901,625
Transportation 5.25%, 7/1/2012 (Insured; MBIA)	2,440,000		2,702,446

Puerto Rico Commonwealth Public Improvement
5.50%, 7/1/2013 (Insured; FSA)	2,000,000		2,321,300

Puerto Rico Public Buildings Authority, Guaranteed Revenue
(Government Facilities) 5.25%, 7/1/2020 (Insured; XLCA)	2,000,000		2,276,100

Virgin Islands Public Finance Authority, Revenue
5.625%, 10/1/2010	2,000,000		2,147,420

Total Investments (cost $ 207,377,604)	99.0%		221,612,156

Cash and Receivables (Net)	1.0%		2,154,043

Net Assets	100.0%		223,766,199

Notes to Statement of Investments:
(a) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Florida Intermediate Municipal Bond Fund

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 17, 2004

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	November 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)